Schedule of disposal of property, plant, equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Information
Net book value	€ 46	€ 34	€ 92
Loss on disposal of fixed assets	(46)	(10)	(92)
Proceeds from disposal of property, plant, equipment and intangible assets		€ 24